UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2003 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 31, 2003



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $419,834








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2042    48000 SH       SOLE                    48000
Advent Software                COM              007974108    10235   636500 SH       SOLE                   636500
Affymetrix                     COM              00826T108    23901  1138697 SH       SOLE                  1138697
Agile Software                 COM              00846x105     9432   990748 SH       SOLE                   990748
ArthroCare                     COM              043136100     8748   492300 SH       SOLE                   492300
BEA Systems, Inc               COM              073325102    16634  1381560 SH       SOLE                  1381560
BP Amoco PLC                   COM              055622104      802    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1125       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1428      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     2180   417700 SH       SOLE                   417700
CNET Networks Inc.             COM              12613R104    11907  1691300 SH       SOLE                  1691300
Charles River Labs.            COM              159864107     1642    53500 SH       SOLE                    53500
Ciena Corp                     COM              171779101     3164   539876 SH       SOLE                   539876
Documentum                     COM              256159104    19348   906236 SH       SOLE                   906236
Electronic Arts                COM              285512109    18611   201902 SH       SOLE                   201902
Exelixis Inc                   COM              30161Q104     2509   351400 SH       SOLE                   351400
FormFactor                     COM              346375108     4046   187400 SH       SOLE                   187400
General Electric               COM              369604103     1670    56016 SH       SOLE                    56016
General Mills                  COM              370334104      628    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      243    10000 SH       SOLE                    10000
IBM                            COM              459200101     2086    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     2845   103392 SH       SOLE                   103392
Intuit                         COM              461202103    29787   617477 SH       SOLE                   617477
JDS uniphase corp.             COM              46612J101    15962  4434010 SH       SOLE                  4434010
Johnson & Johnson              COM              478160104      799    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    20722  1381454 SH       SOLE                  1381454
Linear Technology              COM              535678106    26629   741138 SH       SOLE                   741138
Magma Design                   COM              559181102     9160   467350 SH       SOLE                   467350
Maxim Intgrtd. Prod.           COM              57772K101    21173   537532 SH       SOLE                   537532
McData Corporation             COM              580031102     2299   195000 SH       SOLE                   195000
Minnesota Mining               COM              604059105      276     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     6752   387800 SH       SOLE                   387800
Nektar Therapeutics            COM              640268108     6573   513500 SH       SOLE                   513500
Netscreen Technologies         COM              64117V107     4290   193000 SH       SOLE                   193000
PMC-Sierra Inc                 COM              69344F106    15386  1166481 SH       SOLE                  1166481
Pfizer, Inc.                   COM              717081103     1896    62400 SH       SOLE                    62400
Rouse Co.                      COM              779273101      438    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101      963    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      387     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     2385   935300 SH       SOLE                   935300
Siebel                         COM              826170102    24764  2537268 SH       SOLE                  2537268
Target CP                      COM              239753106     1145    30440 SH       SOLE                    30440
Tularik, Inc.                  COM              899165104     3273   327250 SH       SOLE                   327250
Vertex Pharm.                  COM              92532F100     7987   649333 SH       SOLE                   649333
Vignette                       COM              926734104     4575  1989300 SH       SOLE                  1989300
Vitesse Semi.                  COM              928497106    15538  2424000 SH       SOLE                  2424000
Webmethods                     COM              94768c108    12247  1527088 SH       SOLE                  1527088
Yahoo                          COM              984332106    37202  1051200 SH       SOLE                  1051200